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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07560
Invesco Quality Municipal Securities

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Quality Municipal Securities
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us MS-CE-QMS-QTR-1 05/11 Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—146.90%

Alabama—0.30%
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	$550	$561,324

Alaska—0.66%
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	2,050	1,239,840

Arizona—3.33%
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	1,010	1,046,663
Maricopa County Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	425	460,985
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	675	609,754
Salt River Project Agricultural Improvement & Power District; Series 2002 B, Electric System RB (b)(d)(e)	5.00%	01/01/13	3,890	4,171,792

				6,289,194

California—22.91%
ABAG Finance Authority for Nonprofit Corps. (Jewish Home of San Francisco); Series 2005, VRD RB (LOC-Wells Fargo Bank N.A.) (f)(g)	0.08%	11/15/35	1,000	1,000,000
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(h)	0.00%	08/01/35	1,010	205,424
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(h)	0.00%	08/01/36	1,635	287,319
Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/24	765	799,937
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/26	710	308,140
Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/31	1,370	409,397
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	545	504,588
California (State of) Public Works Board (Department of Mental Health Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	5,000	4,998,600
California (State of);
Series 2003, Unlimited Tax GO Bonds	5.00%	02/01/32	3,000	2,997,870
Series 2005, Various Purpose Unlimited Tax GO Bonds	5.00%	03/01/27	1,800	1,832,976
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(h)	0.00%	08/01/29	355	114,637
Dry Creek Joint Elementary School District (Election of 2008);
Series 2009 E, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/43	2,690	327,992
Series 2009 E, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/44	4,825	547,541
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/32	1,980	493,772
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	2,000	1,852,180
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,000	1,244,060
Indio (City of) Redevelopment Agency (Indio Merged Redevelopment);
Series 2008 A, Sub. Tax Allocation Bonds	5.00%	08/15/23	310	276,247
Series 2008 A, Sub. Tax Allocation Bonds	5.00%	08/15/24	310	271,169
Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(e)	5.00%	07/01/25	5,000	5,316,850
Los Angeles Community College District; Series 2003 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/27	4,000	4,062,480
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(h)	0.00%	08/01/34	1,010	220,402
Milpitas (City of) Redevelopment Agency; Series 2003, Tax Allocation Bonds (INS-NATL) (a)	5.00%	09/01/22	3,040	2,891,922
Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(h)	0.00%	08/01/29	1,120	344,277
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/28	$815	$273,172
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(h)	0.00%	08/01/36	4,025	760,846
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(h)	0.00%	08/01/37	1,590	277,773
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/27	2,040	741,377
Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/31	2,545	683,027
San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	1,000	789,150
San Diego (County of) Water Authority; Series 2004 A, Water Revenue COP (INS-AGM) (a)(e)	5.00%	05/01/29	4,240	4,329,676
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.00%	06/15/28	540	552,560
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	2,000	1,294,760
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (h)	0.00%	04/01/14	850	783,742
William S. Hart Union High School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/32	1,170	274,400
Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/33	5,725	1,253,775

				43,322,038

Colorado—1.47%
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	2,000	1,935,440
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	850	852,295

				2,787,735

District of Columbia—2.43%
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	2,000	1,850,020
Series 2009 A, Income Tax Sec. RB (e)	5.25%	12/01/27	1,540	1,707,398
Metropolitan Washington Airports Authority; Series 2009 B, RB (INS-BHAC) (a)	5.00%	10/01/29	1,000	1,038,950

				4,596,368

Florida—10.02%
Highlands (County of) Health Facilities Authority (Adventist Health);
Series 2006 C, RB (b)(d)	5.25%	11/15/16	25	30,046
Series 2006 C, RB (c)	5.25%	11/15/36	975	973,615
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	800	838,544
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	956,430
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	310	316,318
Miami-Dade (County of) Miami International Airport; Series 2000 A, Aviation RB (INS-NATL) (a)(i)	6.00%	10/01/24	5,000	5,056,400
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(h)	0.00%	10/01/30	1,995	1,672,448
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	750	848,138
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (e)	5.00%	08/15/42	4,000	3,811,680
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	824,070
Series 2006 A, Health Care RB	5.38%	01/01/40	3,250	2,402,822
Tampa Bay Water; Series 2001 A, Ref. Utility System Improvement RB (INS-NATL) (a)	6.00%	10/01/29	1,000	1,207,620

				18,938,131

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—6.16%
Atlanta (City of); Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(e)	5.00%	01/01/33	$5,000	$5,010,400
DeKalb (County of); Series 2003 A, Water & Sewerage RB	5.00%	10/01/23	1,200	1,216,176
Georgia (State of) Road & Tollway Authority;
Series 2003, RB	5.00%	10/01/23	3,000	3,214,050
Series 2003, RB (b)(d)	5.00%	10/01/13	2,000	2,208,760

				11,649,386

Hawaii—7.82%
Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	430	399,694
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co. & Subsidiaries); Series 1993, Special Purpose RB (INS-NATL) (a)(i)	5.45%	11/01/23	5,000	4,898,250
Hawaii (State of); Series 2010 A, Airports System RB	5.00%	07/01/39	1,075	1,045,706
Honolulu (City & County of); Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/24	8,000	8,441,840

				14,785,490

Idaho—0.23%
University of Idaho (The); Series 2011, Ref. General RB (b)(c)	5.25%	04/01/21	400	442,700

Illinois—15.81%
Chicago (City of) O’Hare International Airport;
Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(i)	5.38%	01/01/32	3,000	2,863,350
Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/26	3,000	3,071,550
Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	01/01/27	3,600	3,662,028
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	1,070	1,102,057
Chicago (City of); Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(e)(j)	5.00%	01/01/37	4,590	4,401,213
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	725	777,193
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (b)(c)(i)	3.50%	05/01/13	1,250	1,279,138
Illinois (State of) Finance Authority (Little Co. of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	775	702,646
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	965	1,041,563
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	925	941,733
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	415	448,491
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,325	1,284,203
Series 2010 A, Ref. RB	6.00%	08/15/38	690	664,877
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Conv. CAB RB (INS-NATL) (a)(h)	0.00%	06/15/26	8,480	6,411,728
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	125	122,151
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,125	1,119,150

				29,893,071

Indiana—0.89%
Indiana (State of) Finance Authority (Clarian Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,200	1,098,780
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (b)(c)	6.25%	06/02/14	530	588,173

				1,686,953

Iowa—1.37%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (e)(j)	5.00%	06/01/25	1,355	1,485,554
Series 2009 A, Special Obligation RB (e)(j)	5.00%	06/01/26	1,015	1,103,823

				2,589,377

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—0.27%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	$470	$502,059

Kentucky—0.26%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	500	499,255

Louisiana—0.56%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	650	671,508
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	400	386,188

				1,057,696

Maryland—0.78%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	705	628,529
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	690	672,398
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 B, RB	5.00%	01/01/17	185	176,492

				1,477,419

Massachusetts—4.21%
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	325	330,242
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	625	630,019
Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	4,850	5,306,725
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB (e)	5.50%	07/01/36	1,570	1,701,378

				7,968,364

Michigan—0.48%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	900	898,011

Missouri—1.88%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	520	548,938
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)(g)	0.13%	08/01/41	3,000	3,000,000

				3,548,938

Montana—0.54%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,000	1,024,640

Nebraska—1.99%
Nebraska (State of) Public Power District; Series 2003 A, RB (INS-AMBAC) (a)	5.00%	01/01/35	3,740	3,770,369

Nevada—1.88%
Clark (County of); Series 2004 A-1, Sub. Lien Airport RB (INS-NATL) (a)(i)	5.50%	07/01/20	3,000	3,101,940
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	410	459,655

				3,561,595

New Hampshire—0.80%
Manchester (City of) (Manchester Water Works); Series 2003, Water RB (INS-NATL) (a)	5.00%	12/01/34	1,500	1,513,845

New Jersey—1.72%
New Jersey (State of) Economic Development Authority (Lawrenceville School); Series 1996 B, VRD RB (g)	0.10%	07/01/26	1,000	1,000,000
New Jersey (State of) Economic Development Authority (Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	525	503,349
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(h)	0.00%	12/15/26	$4,300	$1,752,637

				3,255,986

New Mexico—0.89%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	700	667,380
New Mexico (State of) Finance Authority (Public Project Revolving Fund); Series 2008 A, Sr. Lien RB	5.00%	06/01/27	940	1,012,653

				1,680,033

New York—14.55%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	460	462,852
Series 2009, PILOT RB	6.38%	07/15/43	190	192,810
Metropolitan Transportation Authority; Series 2003 B, RB (INS-NATL) (a)	5.25%	11/15/22	5,000	5,339,000
New York (State of) Dormitory Authority (The City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	705	782,416
New York (State of) Thruway Authority; Series 2009 A, State Personal Income Tax Transportation RB	5.00%	03/15/25	1,310	1,437,738
New York City (City of) Municipal Water Finance Authority; Series 2010 FF, Water & Sewer System Second General Resolution RB	5.00%	06/15/31	2,400	2,527,440
New York City (City of) Transitional Finance Authority;
Sub-Series 2010 A-1, Future Tax Sec. RB (e)	5.00%	05/01/28	1,305	1,402,392
Sub-Series 2010 A-1, Future Tax Sec. RB (e)	5.00%	05/01/29	1,045	1,115,642
Sub-Series 2010 A-1, Future Tax Sec. RB (e)	5.00%	05/01/30	1,045	1,111,263
New York City (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (e)	5.00%	04/01/28	1,950	2,067,058
New York City (City of);
Sub-Series 1993 E-5, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (f)(g)	0.10%	08/01/17	500	500,000
Sub-Series 2009 A-1, Unlimited Tax GO Bonds (e)	5.25%	08/15/27	980	1,054,892
Sub-Series 2009 A-1, Unlimited Tax GO Bonds (e)	5.25%	08/15/28	980	1,049,198
Tobacco Settlement Financing Corp. (State Contingency Contract); Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	6,000	6,359,880
Triborough Bridge & Tunnel Authority; Series 2002 B, Ref. General RB	5.25%	11/15/19	2,000	2,113,680

				27,516,261

Ohio—4.35%
American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(e)	5.25%	02/15/33	1,000	1,029,800
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 A, Ref. RB	6.00%	01/01/32	5,000	5,183,100
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	520	524,228
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,275	1,189,600
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	265	292,083

				8,218,811

Oregon—0.35%
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Hydroelectric Tribal Economic Development RB (k)	6.38%	11/01/33	660	663,749

Pennsylvania—1.37%
Pennsylvania (State of) Turnpike Commission;
Sub-Series 2010 B-2, Conv. CAB RB (h)	0.00%	12/01/28	750	606,600
Sub-Series 2010 B-2, Conv. CAB RB (h)	0.00%	12/01/34	450	360,891
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,613,505

				2,580,996

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—2.65%
Puerto Rico Electric Power Authority;
Series 2010 CCC, Power RB	5.25%	07/01/27	$1,000	$992,450
Series 2010 XX, Power RB	5.25%	07/01/40	750	709,410
Puerto Rico Sales Tax Financing Corp.;
First Sub-Series 2009 A, Sales Tax RB (b)(d)	5.00%	08/01/11	875	882,061
First Sub-Series 2010 A, Sales Tax RB	5.38%	08/01/39	450	439,434
First Sub-Series 2010 A, Sales Tax RB	5.50%	08/01/42	750	744,405
First Sub-Series 2010 C, Sales Tax RB	5.25%	08/01/41	1,300	1,243,099

				5,010,859

Rhode Island—0.81%
Rhode Island Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS-AGM) (a)(i)	5.00%	07/01/21	1,500	1,531,485

South Carolina—5.99%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, RB	5.25%	12/01/29	2,000	2,052,720
Grand Strand Water & Sewer Authority; Series 2002, Ref. Waterworks & Sewer System RB (INS-AGM) (a)	5.38%	06/01/19	4,565	4,751,526
Lexington County Health Services District, Inc.; Series 2007, Ref. Hospital RB	5.00%	11/01/16	40	44,470
Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	210	216,768
South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC) (a)(e)	5.00%	01/01/22	4,000	4,249,520

				11,315,004

Texas—15.21%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (i)	4.85%	04/01/21	2,000	2,064,520
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,500	1,530,165
Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	1,475	1,476,268
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	590	591,180
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	575	627,308
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	1,530	1,748,377
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	350	362,926
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(h)	0.00%	09/01/25	2,350	1,084,196
Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/25	5,000	5,341,550
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	450	442,215
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(h)	0.00%	01/01/28	5,200	1,925,924
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(h)	0.00%	01/01/31	1,065	317,285
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facility RB	5.13%	05/15/37	425	359,656
Tarrant Regional Water District; Series 2002, Ref. & Improvement RB (INS-AGM) (a)	5.25%	03/01/17	4,000	4,297,880
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/26	1,665	1,826,788
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	510	536,071
University of Houston System Board of Regents; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(e)	5.00%	02/15/33	1,000	1,034,160
West Harris County Regional Water Authority; Series 2005, Water System RB (INS-AGM) (a)	5.00%	12/15/24	3,000	3,191,490

				28,757,959

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah—0.85%
Intermountain Power Agency; Series 2003 A, Ref. Power Supply RB (INS-AGM) (a)	5.00%	07/01/21	$1,500	$1,601,520

Virgin Islands—0.33%
Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	625	620,850

Virginia—6.54%
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	10,181,610
Prince William (County of) Service Authority; Series 2003, Ref. Water & Sewer System RB	5.00%	07/01/21	2,000	2,182,460

				12,364,070

Washington—3.66%
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	1,705	1,710,746
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/29	2,380	2,546,862
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/30	2,500	2,662,725

				6,920,333

Wisconsin—0.58%
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,000	1,099,690

TOTAL INVESTMENTS(l)—146.90% (Cost $271,853,511)				277,741,404

Floating Rate Note Obligations—(18.90)%
Notes with interest rates ranging from 0.18% to 0.33% at 05/31/11 and contractual maturities of collateral ranging from 01/01/22 to 08/15/42 (See Note 1D) (m)				(35,735,000)

PREFERRED SHARES—(29.09)%				(55,000,000)

OTHER ASSETS LESS LIABILITIES—1.09%				2,062,533

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$189,068,937

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.*

BAN	— Bond Anticipation Notes

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

Conv.	— Convertible

COP	— Certificates of Participation

FTA	— Federal Transit Administration

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RB	— Revenue Bonds

Ref.	— Refunding

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

VRD	— Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(h)	Zero coupon bond issued at a discount.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

(i)	Security subject to the alternative minimum tax.

(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,655,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2011 represented 0.35% of the Trust’s Net Assets.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	20.9%
Assured Guaranty Municipal Corp.	15.6
American Municipal Bond Assurance Corp.*	6.3
(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $58,222,561 are held by Dealer Trusts and serve as collateral for the $35,735,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Quality Municipal Securities

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Quality Municipal Securities

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$277,741,404	$—	$277,741,404
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,743,962
Aggregate unrealized (depreciation) of investment securities	(5,532,840)

Net unrealized appreciation of investment securities	$6,211,122

Cost of investments for tax purposes is $271,530,282
Invesco Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.